24. Income Taxes (Details - Provision for income taxes) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax:
Federal tax	$ 0	$ 0	$ 0
State tax	7	7	7
Foreign countries	408	226	676
Total current tax	415	233	683
Deferred tax:
Federal tax	15	(16)	0
State tax	0	0	0
Foreign countries	(98)	(80)	(77)
Total deferred tax	(83)	(96)	(77)
Total provision for income taxes	$ 332	$ 137	$ 606